Prepayments and other assets (Details) - Schedule of current and non current prepayments and other assets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Current And Non Current Prepayments And Other Assets Abstract
Current	$ 5,078	$ 6,225
Non-current	916	1,310
Total of prepayments and other assets	$ 5,994	$ 7,535